Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)		Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets:
Cash and cash equivalents	$ 7,723		$ 9,931	$ 5,742
Accounts receivable, net	5,764		7,411	4,488
Prepaid expenses and other current assets, net	651		837	2,451
Deferred financing costs				356
Inventory	7,156		9,202	12,644
Total current assets	21,294		27,381	25,681
Financial instruments	594		764	506
Property, plant and equipment, net	2,905		3,735	4,058
Right-of-use assets, net	764		983	1,632
Other current assets, net	37		47	128
Deferred tax assets, net	58		74	74
Asset held for sale				3,035
Total non-current assets	4,358		5,603	9,433
TOTAL ASSETS	25,652		32,984	35,114
Current liabilities:
Bank loans - current	896		1,152	1,328
Lease payable - current	149		191	292
Accounts payable, accruals, and other current liabilities	2,080		2,673	1,678
Warranty liabilities	17		22	22
Income taxes payable	159		205	89
Contract liabilities	4,522		5,815	6,660
Total current liabilities	7,823		10,058	10,069
Bank loans – non-current	2,232		2,870	7,466
Lease payable - non-current	169		217	986
Deferred tax liabilities	52		67	100
Total non-current liabilities	2,453		3,154	8,552
TOTAL LIABILITIES	10,276		13,212	18,621
Commitments and contingencies
Shareholders’ equity
- 23,333,333 Class A Ordinary Shares authorized and 1,806,666 Class A Ordinary Shares issued and outstanding as of December 31, 2024 and 2025* - 5,000,000 Class B Ordinary Shares authorized and 3,500,000 Class B Ordinary Shares issued and outstanding as of December 31, 2024 and 2025* - 5,000,000 shares authorized (not designated) and zero shares outstanding as of December 31, 2024 and 2025*	16	[1]	21	21
Additional paid-in capital	12,060		15,508	15,508
Treasury shares (46,406 and 53,946 acquired as of December 31, 2024 and 2025)	(58)		(75)	(66)
Retained earnings	3,417		4,394	1,158
Accumulated other comprehensive income	(59)		(76)	(128)
Total shareholders’ equity	15,376		19,772	16,493
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 25,652		$ 32,984	$ 35,114

[1]	Giving retroactive effect to the re-designation and re-classification of shares effected in December 2025, which are detailed in Note 15 to the consolidated financial statements